Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of weighted average shares outstanding and basic and diluted earnings per share - USD ($)	3 Months Ended	5 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
As Reported [Member] | Class A Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	$ (31,803,898)	$ (31,840,315)
Weighted average shares outstanding	55,200,000	55,200,000
Basic and diluted earnings per share	$ 0	$ 0
As Reported [Member] | Class B Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	$ (31,803,898)	$ (31,840,315)
Weighted average shares outstanding	13,641,758	13,016,327
Basic and diluted earnings per share	$ 0.23	$ (2.33)
Adjustment [Member] | Class A Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Net loss
Weighted average shares outstanding	(4,852,747)	(23,819,178)
Basic and diluted earnings per share	$ (0.5)	$ (0.72)
Adjustment [Member] | Class B Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Net loss
Weighted average shares outstanding
Basic and diluted earnings per share	$ (0.73)	$ 1.61
As Adjusted [Member] | Class A Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	$ (31,803,898)	$ (31,840,315)
Weighted average shares outstanding	50,347,253	31,380,822
Basic and diluted earnings per share	$ (0.5)	$ (0.72)
As Adjusted [Member] | Class B Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	$ (31,803,898)	$ (31,840,315)
Weighted average shares outstanding	13,641,758	13,016,327
Basic and diluted earnings per share	$ (0.5)	$ (0.72)